Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Wang Ping	Non-controlling shareholder of the Company
2	Executives of a subsidiary as a group	Executives of a subsidiary
3	Mr. Li Zhiqiang	Non-controlling shareholder of the Company
4	Mengzhou Dexin Concrete Co., Ltd.	Subsidiary of Mr. Li Zhiqiang
5	Mengzhou Dexin Health Industry Investment Management Co., Ltd.	Subsidiary of Mr. Li Zhiqiang
6	Mr. Yang Hongming	Non-controlling shareholder of the Company
7	Mr.Yang Yang	Director of company’s subsidiary
8	Mr.Qian Xiaofang	Supervisor of company’s subsidiary
9	Changxing Zhizhou Rehabilitation Nursing Home	Subsidiary of 6
10	Hu Haibo	Non-controlling shareholder of the Company
11	Wang Xuelei	Non-controlling shareholder of the Company
12	Jiangxi 123 investment management Co. Ltd	Non-controlling shareholder of the Company
13	Quan Xiaoyu	Non-controlling shareholder of the Company
14	Yue Xuexin	Non-controlling shareholder of the Company
15	Wen Liping	Non-controlling shareholder of the Company
16	Hengyang Tongdexiang medical Co., Ltd	Subsidiary of Wen Liping
17	Zhao Tianming	Non-controlling shareholder of the Company
18	Yue Ziman	Non-controlling shareholder of the Company
19	Hunan Anyue Kangning healthy management Co. Ltd	Subsidiary of non-controlling shareholder of the Company
20	Changning Kangning healthy management Co. Ltd	Subsidiary of non-controlling shareholder of the Company
21	Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd.	Subsidiary of Executives of the Company
22	Zhongqi Harbor (Beijing) Capital Management Co., Ltd.	Subsidiary of Executives of the Company
23	Yu Xiaolei	Non-controlling shareholder of the Company
24	Du Jun	Director of a subsidiary
25	Shenzhen Qidian Future Venture Capital LLP	Non-controlling shareholder of the Company
26	Zhongqi Xinxing Venture Investment Fund	Subsidiary of Executives of the Company
27	Zhongqi Fortune Investment Management Nanjing centre	Subsidiary of Executives of the Company
28	Xin Yu	CEO of a subsidiary of the company
29	Li Xiaoran	Executive of a subsidiary
30	Cai Yuntao	Non-controlling shareholder of the Company

31	Chen Jun	Director of a subsidiary
32	Ning Quanxiu	Executive of a subsidiary
33	Li Changzhong	Executive of a subsidiary
34	Nanjing Xirun Health Management Co., Ltd	A company controlled by Li Changzhong
35	Anhui Wanbaotang Traditional Chinese Medicine Museum Co., Ltd	A company controlled by Li Changzhong
36	Nanjing Fengfan Network Technology Co., Ltd.	A company controlled by Cai Yuntao
37	Shen Xuewu	Director of a subsidiary
38	Guoyi Qiankun (Beijing) Technology Co., Ltd.	Non-controlling shareholder of the Company
39	Jingkang Zhixuan (Henan) medical technology Co. Ltd.	A company controlled by Guoyi Qiankun (Beijing) Technology Co., Ltd.
40	Bailinuo Wuhan Management Consulting Co. Ltd	A company controlled by Shen Xuewu
41	Wei Hong	Non-controlling shareholder of the Company
42	Changsha Sinocare Inc	Non-controlling shareholder of the Company
43	You Jia	Non-controlling shareholder of the Company
44	Chen Yidong	CEO of a subsidiary of the company
45	Wang Yuying	CEO of a subsidiary of the Company
46	Yao Chunyan	Non-controlling shareholder of the Company
47	Hangzhou Yixing Medical Devices Ltd.	A company controlled by You Jia
48	Nanning 6 Dimension Dental Clinic	A company controlled by You Jia
49	Lei Chen	Non-controlling shareholder of the Company
50	Liwen Wang	Non-controlling shareholder of the Company
51	Shandong Taipu Investment Limited Liability Partnership	Non-controlling shareholder of the Company
52	Sichuan Ruitao Technology Co.,Ltd	Non-controlling shareholder of the Company
53	Guizhen Zuo	Non-controlling shareholder of the Company
54	Xiaodong Wang	Non-controlling shareholder of the Company
55	Hangzhou Red Feather Enterprise Management Consulting L.P.	Non-controlling shareholder of the Company
56	Hangzhou Violet Stone Enterprise Management Consulting L.P.	Non-controlling shareholder of the Company
57	Hengyang Hefukang Medical Technology Co., Ltd.	Subsidiary of non-controlling shareholder of the Company
58	Jiujiang Ailaifu Medical Cosmetology Co., Ltd.	Subsidiary of non-controlling shareholder of the Company
59	Wilson Liu	Controlling shareholder of the Company
60	Sannuo Health Management Co., Ltd.	Subsidiary of non-controlling shareholder of the Company
61	Zhongqi Xuanli Investment Management Nanjing LLP	Subsidiary of Executives of the Company
62	Mengzhou Xinde Concrete Co., Ltd.	Subsidiary of non-controlling shareholder of the Company
63	Yue Xuexin岳学新	Executive of a subsidiary
64	Beijing Oddpoint Chuangshi Information Technology Co., Ltd.	Subsidiary of non-controlling shareholder of the Company
65	Renhe Future Biotechnology (Changsha) Co., Ltd.	Subsidiary of non-controlling shareholder of the Company

Amounts due from related parties

Amount due from related parties as of December 31, 2022 consist of the following:

	As of
Related parties	December 31, 2022	December 31, 2021
Cai Yuntao	-	-
Chen Jun	-	10,282
Executives of a subsidiary as a group	-	8,915
Guoyi Qiankun (Beijing) Technology Co., Ltd	-	7,871
Hangzhou Yixing Medical Devices Ltd.	37,825	41,073
Hengyang Tongdexiang medical Co. ltd	78,692	101,192
Hengyang Hefukang Medical Technology Co., Ltd.	10,004	-
Jingkang Zhixuan (Henan) medical technology Co. Ltd	-	6,297
Li Changzhong	-	1,073
Nanjing Xirun Health Management Co., Ltd	2,899	11,019
Nanning 6 Dimension Dental Clinic	57,649	62,600
Ning Quanxiu	-	9,905
Quan Xiaoyu	35,657	38,719
Shen Xuewu	-	54,988
Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd.	-	13,742
Zhongqi Harbor (Beijing) Capital Management Co., Ltd.	26,281	30,329
Zhongqi Xinxing Venture Investment Fund	43,492	47,226
Fu Xiaohong	-	-
Mengzhou Xinde Concrete Co., Ltd.	50,572	-
Yue Xuexin岳学新	64,803	-
Beijing Oddpoint Chuangshi Information Technology Co., Ltd.	435	-
Total	408,309	445,232

Amounts due to related parties

Amount due to related parties as of December 31, 2022 consist of the following:

	As of
Related parties	December 31, 2022	December 31, 2021
Du Jun	47,075	114,634
Anhui WanbaotangTraditional Chinese Medicine Museum Co., Ltd	8,855	3,737
Bailinuo Wuhan Management Consulting Co. Ltd	-	3,744
Cai Yuntao	-	4,110
Changxing Zhizhou Rehabilitation Nursing Home	50,740	62,968
Zhongqi Fortune Investment Management Nanjing centre	257,281	198,499
Executives as a group	-	523,604
Fangzhou Yidao (Beijing) Health Technology Co., LTD	303,425	314,842
Hu Haibo	1,805,809	1,805,809
Hunan Chenghe Enterprise Management Consulting Co.	21,241	23,065
Jiangxi 123 investment management Co. Ltd	-	-
Li Xiaoran	13,594	15,238
Mengzhou Dexin Concrete Co., Ltd.	-	193,811
Mr. Li Zhiqiang	1,255,566	3,875,903
Mr.Qian Xiaofang	-	66,684
Mr.Yang Yang	-	1,069
Nanjing Fengfan Network Technology Co., Ltd.	87,791	135,206
Wang Xuelei	225,726	225,726
Wang Yuying	24,083	28,965
Wangping	3,859,417	2,510,732
Wei Hong	3,277	3,141
Wen Liping	39,896	106,291
Xin Yu	16,275	17,672
Yang Hongming	3,689,964	3,879,317
You Jia	448,674	438,769
Yue Ziman	1	2
Zhao Tianming	732,232	1,036,655
Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd.	37,618	-
Lei Chen	1,773,570	1,773,570
Liwen Wang	624,034	624,034
Shandong Taipu Investment Limited Liability Partnership	1,116,692	1,116,692
Sichuan Ruitao Technology Co.,Ltd	624,034	624,034
Guizhen Zuo	225,726	225,726
Xiaodong Wang	687,009	687,009
Hangzhou Red Feather Enterprise Management Consulting L.P.	345,231	345,231
Hangzhou Violet Stone Enterprise Management Consulting L.P.	193,329	193,329
Jiujiang Ailaifu Medical Cosmetology Co., Ltd.	-	-
Wilson Liu	528,209	-
Chen Yidong	98	-
Yang Yang	621	-
Zhongqi Xuanli Investment Management Nanjing LLP	1,450	-
Renhe Future Biotechnology (Changsha) Co., Ltd.	130,474	-
Total	$19,179,016	$21,179,818

Related party transactions

		For the years ended December 31,
	Nature	2022	2021
Mr.Yang Yang	Expenses paid by related party	636	1,069
Mr.Qian Xiaofang	Expenses paid by related party		66,684
Hunan Anyue Kangning healthy management Co. Ltd	Sales	-	155,089
Changning Kangning healthy management Co. Ltd	Sales	-	131,393
Du Jun	Expenses paid by related party	48,215	113,094
Zhongqi Fortune Investment Management Nanjing centre	Expenses paid by related party	108,126	40,526
Xin Yu	Expenses paid by related party	16,669	17,435
Li Xiaoran	Expenses paid by related party	13,923	15,033
Nanjing Fengfan Network Technology Co., Ltd.	Expenses paid by related party	98,988	133,390
Anhui WanbaotangTraditional Chinese Medicine Museum Co., Ltd	Expenses paid by related party	-	3,687
Cai Yuntao	Expenses paid by related party	-	9,491
Bailinuo Wuhan Management Consulting Co. Ltd	Expenses paid by related party	-	3,693
Changsha Sinocare Inc	Sales	1,222,393	2,021,505
Nanning 6 Dimension Dental Clinic	Sales	-	4,599
Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd.	Expenses paid by related party	38,529	-
Zhongqi Xuanli Investment Management Nanjing LLP	Expenses paid by related party	1,485	-